SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

(a) Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”).

(b) Basis of consolidations

The consolidated financial statements include the financial statements of the Group. All intercompany transactions and balances have been eliminated upon consolidation.

(c) Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Areas where management uses subjective judgment include, but not limited to, useful lives and residual values of long-lived assets, and valuation allowances for deferred tax assets. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources.

(d) Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments and notes receivable.

As of December 31, 2020 and 2021, all of the Group’s cash, cash equivalents, restricted cash and short-term investments were held by major financial institutions in the PRC and international institutions outside of the PRC which management believes are of high credit ratings and no significant credit risk exists for these accounts.

As of December 31, 2020 and 2021, Notes receivable represents bank acceptance drafts that are non-interest bearing and due within three to twelve months. During the year ended December 31, 2020 and 2021, bank’s acceptance notes were used to collect the payment or settle the payable based on an administrative convenience, given these notes are readily convertible to be known amounts of cash. In accordance with the procurement agreements, whether cash or bank acceptance notes to settle the payables is at the Group’s discretion, and this selection does not impact the agreed contractual purchase prices. The Group accounts for the transfer of bank acceptance notes, including endorsing bank’s acceptance notes to suppliers and discounting the notes to other banks, as a sale of financial instrument, and derecognizes the notes receivables accordingly. The Group is not directly involved in the cash exchange based on convenience, therefore the Group still report corresponding constructive receipts and disbursements as cash flows from operating activities on the consolidated statements of cash flows.

(e) Cash, cash equivalents and restricted cash

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased.

Restricted cash of $41.8 million and $0.2 million as of December 31, 2020 and 2021, respectively, are restricted bank deposits for notes issued by several banks mainly for the Group’s purchases of raw materials, and plant and equipment, etc. These restricted bank deposits carry fixed interest rates and will be released when the related notes or debts are settled by the Group.

(f) Short-term investments

Short-term investments consist of financial products of the following types:

Structured financial products

The structured financial products are mainly deposits due within 6 months with secured principal and variable interest rates and are restricted as to withdrawal before maturity. The Company elects to adopt the fair value option in accordance with ASC 825 Financial Instruments for such financial products. Changes in the fair value of the investments are recorded as investment income in the consolidated statements of operations.

Wealth management products

The wealth management products are mainly deposits with unsecured principal and variable interest rates placed with financial institutions and are not restricted as to withdrawal before maturity. These products were bought and held principally for the purpose of selling them in the near term, so the Company classified them as trading securities. Unrealized holding gains/losses and realized gains/losses for trading securities are recorded as investment income in the consolidated statements of operations.

(g) Allowance for credit losses

After the adoption of ASU 2016-13 Financial instruments- credit losses on January 1, 2020, the Group applied a current expected credit losses (“CECL”) model for financial instruments measured at amortized cost, including notes receivable, amount due from related parties and other receivable. The Group establishes CECL for pools of assets with similar risk characteristics by evaluating aging trends. According to historical levels of credit losses and current economic conditions, no allowance for credit losses was provided on the aforementioned financial instruments outstanding as of December 31, 2020 and 2021.

(h) Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. Depreciation is recognized on a straight-line basis over the following estimated useful lives:

Buildings and plant	30	years
Machinery and equipment	15	years
Furniture, fixtures and equipment	3-10	years
Motor vehicles	6	years

The Group reassesses the reasonableness of the estimates of useful lives and residual values of long-lived assets when events or changes in circumstances indicate that the useful lives and residual values of a major asset or a major category of assets may not be reasonable. Factors that the Group considers in deciding when to perform an analysis of useful lives and residual values of long-lived assets include, but are not limited to, significant variance of a business or product line in relation to expectations, significant deviation from industry or economic trends, and significant changes or planned changes in the use of the assets. The analysis will be performed at the asset or asset category with the reference to the assets’ conditions, current technologies, market, and future plan of usage and the useful lives of major competitors.

Costs incurred on construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

Interest expense incurred for construction of property, plant, and equipment is capitalized as part of the costs of such assets. The Group capitalizes interest to the extent that expenditures to construct an asset have occurred and interest costs have been incurred. Interest expense capitalized for the years ended December 31, 2019, 2020 and 2021 was $6.6 million, $0.3 million and nil, respectively.

(i) Inventories

Inventories are stated at lower of cost or net realizable value. Costs are determined using weighted average costs. Costs comprise direct materials, direct labor and overhead costs incurred in bringing the inventories to their present location and condition. The Group writes down the cost of excess inventories to the estimated net realizable value based on historical and forecasted demand. Estimated net realizable value is measured as the estimated selling price of each class of inventory in the ordinary course of business less estimated costs of completion and disposal. The write-down to inventories for the years ended December 31, 2019, 2020 and 2021 were $0.3 million, $2.0 million and nil respectively.

(j) Prepaid land use rights

All land in the PRC is owned by the PRC government. The PRC government, according to PRC law, may sell the land use rights for a specified period of time. The purchase price of land use right represents the operating lease prepayments for the rights to use the land in the PRC under ASC 842 and is amortized over the remaining lease term. The Group recorded lease expenses of $0.6 million, $0.7 million and $0.8 million, for the years ended December 31, 2019, 2020 and 2021, respectively.

(k) Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Factors that the Group considers in deciding when performing an impairment review include, but are not limited to, significant under-performance of a business or product line in relation to expectations, significant negative industry or economic trends, and significant changes or planned changes in the use of the assets. An impairment analysis is performed at the lowest level of identifiable independent cash flows for an asset or asset group. The Group makes subjective judgments in determining the independent cash flows that’s related to a specific asset group based on the asset usage model and manufacturing capabilities. The Group measures the recoverability of assets that will continue to be used in the operations by comparing the carrying value of the asset group to the estimate of the related total future undiscounted cash flows. If an asset group’s carrying value is not recoverable through the related undiscounted cash flows, the impairment loss is measured by comparing the difference between the asset group’s carrying value and its fair value. The Group determines the fair value of an asset or asset group utilizing estimated future discounted cash flows and incorporates assumptions that it believes marketplace participants would utilize.

The Group did not recognize any impairment losses for the years ended December 31, 2019, 2020 and 2021 respectively.

(l) Lease

The Group adopted ASC 842, Lease on January 1, 2019. As of December 31, 2020 and 2021, the Group only has lease for its corporate and administrative office located in Shanghai. At the commencement of the lease, management determines its classification as an operating lease. The Group recognizes the associated lease expense on a straight-line basis over the term of the lease beginning on the date of initial possession, which is generally when the Group enters the leased premises and begins to make improvements in preparation for its intended use.

At the commencement date of a lease, the Group recognizes a lease liability for future fixed lease payments and a right-of-use (“ROU”) asset representing the right to use the underlying asset during the lease term. The future fixed lease payments are discounted using the incremental borrowing rate, as the rate implicit in the lease is not readily determinable.

Given the Group has only one leased property, the financial impact in the consolidated balance sheet and statement of operations is immaterial.

(m) Revenue recognition

The Group recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers.

Substantial all of the Group’s revenue is generated from sales of polysilicon from customers in the PRC. The Group recognizes sales of polysilicon at a point in time following the transfer of control of its products to the customers, which occurs upon delivery according to the terms of the underlying contracts. The Group’s standalone selling prices are based on the prices charged to customers for the single performance obligation which is transfer of control of polysilicon upon acceptance by the customers.

Variable consideration that could affect the Group’s reported revenues is sales returns, which is recorded as a reduction of revenues. Return rights of defective products are typically contractually limited within a period ranging from 3 to 30 days upon acceptance. There were not sales returns occurred for each reporting period presented. No warranties, incentives, or rebates arrangements has been offered to the customers.

For a majority of the sales arrangements, the Group requires advanced payments prior to shipments. For customers with trade credit granted on a short-term basis within 30 days, the Group records accounts receivable at the invoiced amount, net of an estimated allowance for credit losses. As of both December 31, 2020 and 2021, accounts receivable was nil. Advances from customers are to secure polysilicon supply, which are applied against future purchases and deducted according to the agreed proportion. Contract liabilities represent the obligations to transfer polysilicon for which the Group has received considerations from customers. The Group refers to contract liabilities as “advances from customers” on the consolidated financial statements and the related disclosures. The balance of advances from customers inclusive of the short-term and long-term portion was $41.0 million and $293.6 million as of December 31, 2020 and 2021, respectively. Revenue recognized from the beginning advances from customers balance as of January 1, 2020 and January 1, 2021 was $33.0 million and $37.8 million, respectively.

The Group receives long-term advance payments from some customers according to the contracts. The Group determines if there is a significant financing component for these contracts considering the length of time between the customers’ payment and the transfer of control of the goods. When a significant financing component has been identified, the transaction price for these contracts is discounted, using the rate that would be reflected in a separate financing transaction at contract inception.

Practical Expedients and Exemptions

The Company applies the practical expedient for short-term advances received from customers and long-term advance payments - short term portion. That is, the promised amount of consideration is not adjusted for the effects of a significant financing component if the period between the transfer of the promised good or service and the payment is one year or less.

The Company elects not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

(n) Cost of revenues

Cost of revenues consists of production related costs including costs of silicon raw materials, electricity and other utilities, consumables, direct labor, overhead costs, depreciation of property, plant and equipment, and manufacturing waste treatment processing fees. Cost of revenues does not include shipping and handling expenses, therefore the Group’s cost of revenues may not be comparable to other companies which include such expenses in their cost of revenues.

(o) Shipping and handling

Costs to ship products to customers are recorded as selling, general and administrative expenses in the consolidated statements of operations, which amounted to $6.3 million, $8.6 million and $8.3 million, for the years ended December 31, 2019, 2020 and 2021, respectively.

(p) Research and development expenses

Research and development expenses include materials, low-value consumption goods and utilities consumed in research and development activities, payroll and related costs and depreciation of property and equipment associated with the research and development activities, which are expensed when incurred. The Group’s research and development activities are mainly focused on technical improvements to increase production volume and efficiency, and to lower unit cost.

(q) Government subsidies

The Group receives unrestricted cash subsidies from local government agencies. The government agencies, at their discretion, determine the amount of the subsidies with reference to fixed assets and land use right payments, value-added tax and income taxes paid, bank loan interest expenses paid or electricity consumed by the Group. The subsidies are unrestricted as to use and can be utilized by the Group in any manner it deems appropriate. The Group has utilized, and expects to continue to utilize, these subsidies to fund general operating expenses. The Group records unrestricted cash government subsidies as other operating income in the consolidated statements of operations. Unrestricted cash government subsidies received for the years ended December 31, 2019, 2020 and 2021 were $5.6 million, $0.5 million and $1.1 million respectively. Government subsidies related to funding purchase of fixed assets are recorded as long term liabilities and amortized on a straight-line basis over the useful life of the associated asset in other operating income, net. Government grants related to fixed assets received for the years ended December 31, 2019, 2020 and 2021 were nil, $0.4 million and nil, respectively.

(r) Income taxes

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry-forwards and credits by applying enacted tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be realized or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of operations in the period of the enactment of the change.

(s) Share-based compensation

The Group recognizes share-based compensation in the consolidated statements of operations based on the fair value of equity awards at the date of the grant, with compensation expense recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. The fair value of share options is determined using the Binomial option pricing model and the fair value of restricted share units (“RSUs”) is determined with reference to the fair value of the underlying equity share at the grant date. The Group has made an estimate of expected forfeiture and is recognizing compensation costs only for those equity awards expected to vest. The share-based compensation expenses have been categorized as either selling, general and administrative expenses, cost of sales, or research and development expenses depending on the job functions of the grantees.

A change in any of the terms or conditions of share options is accounted for as a modification of stock options. The Company calculates the incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Company recognizes incremental compensation cost in the period the modification occurred. For unvested options, the Company recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

For the years ended December 31, 2019, 2020 and 2021, the Group recognized share-based compensation expense of $17.9 million, $17.9 million and $10.1 million, respectively, which was recognized in the statements of operations as follows:

	Year ended December 31,
	2019	2020	2021
Selling, general and administrative expenses	$15,463	$15,929	$8,389
Cost of revenues	2,084	1,857	1,586
Research and development expenses	350	122	102
Total	$17,897	$17,908	$10,077

(t) Earnings (loss) per ordinary share

Basic earnings (loss) per ordinary share is computed by dividing the net income attributable to ordinary shares holders by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings (loss) per ordinary share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year. Diluted earnings per share is computed using the treasury stock method.

(u) Foreign currency translation

The reporting currency of the Group is the United States dollar (“U.S. dollar”). The functional currency of the Company is the U.S. dollar. Monetary assets and liabilities denominated in other currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange in effect at the balance sheet dates. Transactions dominated in currencies other than the U.S. dollar during the year are converted into U.S. dollar at the applicable rates of exchange prevailing when the transactions occur. Transaction gains and losses are recorded in the statements of operations.

The financial records of the Company’s subsidiaries in the PRC are maintained in Chinese Renminbi (“RMB”), which is their functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated at average rate of exchange prevailing during the periods presented. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the statement of changes in equity and comprehensive income.

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange of People’s Republic of China, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group’s aggregate amount of cash, cash equivalents, restricted cash and short-term investment denominated in RMB amounted to $117.5 million and $1,002.0 million as of December 31, 2020 and 2021, respectively.

(v) Comprehensive (loss) income

Comprehensive (loss) income includes all changes in equity except those resulting from investments by owners and distributions to owners, and included net income and foreign currency translation adjustments. As of December 31, 2019, 2020 and 2021, accumulated other comprehensive (loss) income was comprised entirely of foreign currency translation adjustments, net of tax.

(w) Fair value of financial instruments

The Group estimates fair value of financial assets and liabilities as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). The fair value measurement guidance establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

●	Level 1—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.
●	Level 2—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.
●	Level 3—Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use to price an asset or liability.

When available, the Group measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Group obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Group generally estimates fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Group’s evaluation of those factors changes. Although the Group uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Group’s consolidated assets, liabilities, shareholders’ equity and net income or loss.

The Group’s financial instruments include cash and cash equivalents, restricted cash, short-term investments, notes receivable, amount due from related parties, accounts payable, notes payable, payables for purchase of property, plant and equipment, amounts due to related parties and short-term bank borrowings. The carrying amounts of these short-term financial instruments, other than short-term investments which is subject to recurring fair value measurement, approximate their fair values due to the short-term maturity of these instruments.

The Group’s long-term bank borrowings consist of fixed and floating rate loans. The carrying amounts of long-term bank borrowings approximate their fair values because the interest rates are comparable to the observable market rates. As of December 31, 2021, the Group has repaid all the outstanding bank loans.

(x) Non-controlling interest

The Group classified the ownership interest in the consolidated entity held by a party other than the Group to non-controlling interest in the consolidated financial statements. It also reported the consolidated net income at amounts that include the amounts attributable to both the parent and the non-controlling interest on the face of the consolidated statements of operations.

(y) Recent accounting pronouncements not yet adopted

In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832)—Disclosures by Business Entities about Government Assistance. The amendments in this ASU require disclosures about transactions with a government that have been accounted for by analogizing to a grant or contribution accounting model to increase transparency about (1) the types of transactions, (2) the accounting for the transactions, and (3) the effect of the transactions on an entity’s financial statements. The amendments in this ASU are effective for all entities within their scope for financial statements issued for annual periods beginning after December 15, 2021. Early application of the amendments is permitted. The Company does not expect this ASU would have a material impact on the consolidated financial statements.